Note 19 - Regulatory Matters - Compliance With Regulatory Capital Requirements Under Banking Regulations (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2015	Dec. 31, 2014
Total capital (to risk-weighted assets), actual, amount	$ 77,185	$ 75,800
Total capital (to risk-weighted assets), actual, ratio	0.1434	0.123
Total capital (to risk-weighted assets), for capital adequacy, amount	$ 43,064	$ 49,285
Total capital (to risk-weighted assets), for capital adequacy, ratio	0.08	0.08
Total capital (to risk-weighted assets), to be well capitalized, amount	$ 53,831	$ 61,606
Total capital (to risk-weighted assets), to be well capitalized, ratio	0.10	0.10
Tier 1 capital (to risk-weighted assets), actual, amount	$ 70,456	$ 68,813
Tier 1 capital (to risk-weighted assets), actual, ratio	0.1309	0.1117
Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 32,298	$ 36,964
Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	0.06	0.06	0.06	0.04
Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 43,064	$ 49,285
Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	0.08	0.08
Common Equity Tier 1 capital (to risk-weighted assets), actual, amount	$ 70,456	$ 68,813
Common Equity Tier 1 capital (to risk-weighted assets), actual, ratio	0.1309	0.1117
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 24,224	$ 27,723
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	4.50%	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 34,990	$ 40,044
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	6.50%	6.50%
Tier 1 capital (to average assets), actual, amount	$ 70,456	$ 68,813
Tier 1 capital (to average assets), actual, ratio	0.108	0.0911
Tier 1 capital (to average assets), for capital adequacy, amount	$ 26,095	$ 30,205
Tier 1 capital (to average assets), for capital adequacy, ratio	0.04	0.04
Tier 1 capital (to average assets), to be well capitalized, amount	$ 32,619	$ 37,756
Tier 1 capital (to average assets), to be well capitalized, ratio	0.05	0.05